Share-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based compensation expense recognized in costs and expenses
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2019, 2020 and 2021 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2019	2020	2021
Cost of revenues	$142	$720	$277
Product development expenses	1,364	7,325	3,904
Sales and marketing expenses	(326)	460	166
General and administrative expenses	1,170	5,975	4,231

	$2,350	$14,480	$8,578

Share-based compensation expense was recognized for share awards of Sohu (excluding Sohu Video), Changyou and Sohu Video
Share-based compensation expense was recognized for share awards of Sohu (excluding Sohu Video), Changyou and Sohu Video as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2019	2020	2021
For Sohu (excluding Sohu Video) share-based awards	$1,940	$2,633	$1,849
For Changyou share-based awards	1,305	12,545	7,773
For Sohu Video share-based awards	(895)	(698)	(1,044)

	$2,350	$14,480	$8,578